Loans and advances to customers - Schedule of movement of gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (283,497)	€ (243,203)
Impairment at end of year	(300,026)	(283,497)	€ (243,203)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	349	286
Impairment at end of year	520	349	286
Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(1,054,069)	(1,036,349)
Impairment at end of year	(1,037,288)	(1,054,069)	(1,036,349)
Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Write-offs	13,266	13,212	13,847
Exchange differences and other changes	2,536	947	(168)
Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	22,125	22,788
Impairment at end of year	21,158	22,125	22,788
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	1,043,436	1,039,608	1,042,174
Net changes on financial assets	52,443	26,776	14,805
Write-offs	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(63,680)	(9,736)	(3,524)
Impairment at end of year	1,018,933	1,043,436	1,039,608
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	925,413	929,133	942,861
To stage 2 from stage 1	(39,015)	(49,316)	(43,278)
To stage 3 from stage 1	(12,097)	(11,517)	(12,636)
To stage 1 from stage 2	16,079	21,475	15,180
To stage 1 from stage 3	441	447	488
Net changes on financial assets	69,819	43,281	29,696
Exchange differences and other changes	(54,818)	(8,090)	(3,178)
Impairment at end of year	905,822	925,413	929,133
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	84,455	76,654	66,696
To stage 2 from stage 1	39,015	49,316	43,278
To stage 3 from stage 2	(8,266)	(10,083)	(9,915)
To stage 1 from stage 2	(16,079)	(21,475)	(15,180)
To stage 2 from stage 3	1,764	2,358	2,899
Net changes on financial assets	(12,940)	(11,616)	(10,673)
Exchange differences and other changes	(6,369)	(699)	(451)
Impairment at end of year	81,580	84,455	76,654
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	33,568	33,821	32,617
To stage 3 from stage 1	12,097	11,517	12,636
To stage 3 from stage 2	8,266	10,083	9,915
To stage 2 from stage 3	(1,764)	(2,358)	(2,899)
To stage 1 from stage 3	(441)	(447)	(488)
Net changes on financial assets	(4,436)	(4,889)	(4,218)
Write-offs	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(2,493)	(947)	105
Impairment at end of year	€ 31,531	€ 33,568	€ 33,821